Loans and borrowings - Breakdown by type of interest rate and currency (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Loans and borrowings
Outstanding balance	$ 115,134,839	$ 95,060,928
Local currency
Loans and borrowings
Outstanding balance	7,981,849	7,881,775
Foreign currency
Loans and borrowings
Outstanding balance	107,152,990	87,179,153
Fixed interest rate | Local currency
Loans and borrowings
Outstanding balance	1,844,086	1,239,723
Fixed interest rate | Foreign currency
Loans and borrowings
Outstanding balance	82,850,932	69,427,014
Floating interest rate | Local currency
Loans and borrowings
Outstanding balance	6,137,763	6,642,052
Floating interest rate | Foreign currency
Loans and borrowings
Outstanding balance	$ 24,302,058	$ 17,752,139